UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2004

Check here if Amendment [ ]; Amendment          Number: ____
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings
                                                    entries.
Institutional Investment Manager Filing             this Report:

Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221


Form 13F File Number: 28-7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    /s/ James P. Julian
Title:   Vice President
Phone:   716-633-6555

Signature, Place, and Date of Signing:

/s/ James P. Julian              Williamsville, New York               8/9/2004

    [Signature]                       [City, State]                     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F File Number  Name

28-7320          Robshaw & Julian Associates, Inc.


                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   42

Form 13F Information Table Value Total:  $190,444,291


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AFLAC INC                      COMMON           1055102    7173010  175766          SOLE    none        x      0    0
AGILENT                        COMMON           00846U101  2786900   95181          SOLE    none        x      0    0
ALTRIA                         COMMON           02209s103  6082426  121527          SOLE    none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   9070166  127247          SOLE    none        x      0    0
AUTOMATIC DATA PROCESSING      COMMON           53015103    704840   16830          SOLE    none        x      0    0
GENERAL ELECTRIC CO.           COMMON           369604103 11544574  356314          SOLE    none        x      0    0
FANNIE MAE                     COMMON           313586109 10834803  151833          SOLE    none        x      0    0
PEPSICO INC                    COMMON           713448108  9760578  181154          SOLE    none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  8985623   98225          SOLE    none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  8670448  217250          SOLE    none        x      0    0
SYSCO CORP                     COMMON           871829107  8629999  240591          SOLE    none        x      0    0
INTEL CORP                     COMMON           458140100  7489315  271352          SOLE    none        x      0    0
MERCK & CO INC                 COMMON           589331107  7187748  151321          SOLE    none        x      0    0
WYETH                          COMMON           983024100  7176422  198463          SOLE    none        x      0    0
BP                             COMMON           556221074  7049919  131602          SOLE    none        x      0    0
MEDTRONIC                      COMMON           585055106  6976217  143190          SOLE    none        x      0    0
PFIZER                         COMMON           717081103  6538533  190739          SOLE    none        x      0    0
SCHLUMBERGER                   COMMON           806857108  6168345   97124          SOLE    none        x      0    0
WAL MART STORES INC            COMMON           931142103  7689506  145745          SOLE    none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100  5833248  108465          SOLE    none        x      0    0
DENTSPLY                       COMMON           249030107  5756790  110495          SOLE    none        x      0    0
MICROSOFT                      COMMON           594918104  5490946  192260          SOLE    none        x      0    0
DONALDSON                      COMMON           257651109  5108455  174350          SOLE    none        x      0    0
CISCO                          COMMON           17275R102  4552415  192085          SOLE    none        x      0    0
SUNCOR                         COMMON           867229106  4443975  173525          SOLE    none        x      0    0
UPS                            COMMON           911312106  3991527   53100          SOLE    none        x      0    0
EXXON CORP                     COMMON           302290101  3416994   76942          SOLE    none        x      0    0
INTERPUBLIC GROUP              COMMON           460690100  2396242  174526          SOLE    none        x      0    0
3M                             COMMON           88579Y101  1305145   14500          SOLE    none        x      0    0
J P MORGAN CHASE               COMMON           46625H100  1243935   32085          SOLE    none        x      0    0
COCA COLA CO.                  COMMON           191216100  1140848   22600          SOLE    none        x      0    0
KIMBERLY CLARK                 COMMON           494368103  1106784   16800          SOLE    none        x      0    0
DU PONT E I DE NEMOURS         COMMON           263534109   748433   16849          SOLE    none        x      0    0
STRYKER                        COMMON           863667101   727375   13225          SOLE    none        x      0    0
BELLSOUTH                      COMMON           79860102    476784   18184          SOLE    none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   453175    8136          SOLE    none        x      0    0
M&T                            COMMON           55261F104   445230    5100          SOLE    none        x      0    0
P&G                            COMMON           742718109   296698    5450          SOLE    none        x      0    0
GILLETTE CO.                   COMMON           375766102   271360    6400          SOLE    none        x      0    0
BRISTOL MYERS                  COMMON           110122108   245000   10000          SOLE    none        x      0    0
HOME DEPOT                     COMMON           437076102   244640    6950          SOLE    none        x      0    0
WELLS FARGO                    COMMON           949746101   228920    4000          SOLE    none        x      0    0